RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Related parties comprise the Group’s significant shareholders (beneficial owners of more than 5% of any class of the Group’s voting securities), directors and executive officers, and immediate family members of the foregoing persons. No other related parties with joint control or significant influence were identified. Related party transactions are approved by the Group’s Audit Committee or board of directors in accordance with the Group’s Related Party Transactions Policy.

Directors’ and key management emoluments

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including directors. Compensation paid or payable to key management formed a part of general and administrative costs, and was comprised of the following:

	Year ended December 31,
	2023	2022	2021
Remuneration to key management and executive directors	5,033	4,699	3,897
Non-executive directors’ fees	1,225	958	401
	6,258	5,657	4,298
The emoluments paid to the Directors (executive and non-executive) during the years ended December 31, 2023, 2022 and 2021 amounted to $3,189, $2,006 and $1,202, respectively.
The following transactions were carried out with related parties:

	Year ended December 31,
	2023	2022	2021
Expenses
Remuneration expense	3,731	3,379	2,953
Share-based payments	2,527	2,278	1,345
Other expenses	—	8	20
	6,258	5,665	4,318
As at December 31, 2023 and 2022, the balance outstanding to key management and non-executive directors was $1,640 and $1,399, respectively and were included within accruals as the amounts are expected to be paid in less than one year.
As at December 31, 2023 and 2022, the following stock options and warrants were held by related parties:

	2023	2022
Share options held by key management, executive directors and non-executive directors	4,707,626	4,662,930
In 2023, the Company granted 44,666 share options and 33,194 restricted shares to non-executive directors (Notes 11,13 and 14).

In 2022, the Company granted 156,124 share options and 32,942 restricted shares to non-executive directors (Notes 11, 13 and 14).

In 2022, the Company granted 400,000 share options to a key executive (Note 13).
In 2021, the Company granted 4,056,770 share options under the Founders' Award (Note 14).